TRUCKING ACQUISITION, Consolidated Statement of Comprehensive Loss (Details) - Trucking [Member]	9 Months Ended
Sep. 30, 2021 CAD ($)
Consolidated statement of comprehensive loss [Abstract]
Revenues	$ 117,979
Net loss	$ (136,193)